SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

At a meeting held on November 8-9, 2018, the Board of Trustees of the Funds approved a change to the Proxy Voting Policies and Procedures.

Effective immediately, the section entitled “Proxy Voting Policies and Procedures” in each Fund’s SAI, will be replaced with the following:

Proxy Voting Policies and Procedures

The Trusts have adopted policies and procedures for the Funds (“Fund Proxy Voting Procedures”) that are used to determine how to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Fund Proxy Voting Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of a Fund (or an affiliated person of such affiliated person) may have with the issuer of the security and with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership activism, the Funds support sound corporate governance practices within companies in which they invest.

The Board of the Trusts has delegated the responsibility for voting proxies relating to the Funds’ portfolio securities to Funds Management. Funds Management has adopted the Wells Fargo Asset Management (“WFAM”) Proxy Voting Policies and Procedures (the “WFAM Policies and Procedures”) and WFAM has established a Proxy Voting Committee (“WFAM Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the WFAM Policies and Procedures. The following outlines certain key aspects of the WFAM Policies and Procedures relating to the administration of the proxy voting process and how proxies are voted.

Proxy Administrator. The proxy voting process is administered by WellsCap’s Operations Department (“Proxy Administrator”), who reports to WFAM’s Chief Operations Officer. The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the WFAM Policies and Procedures, including regular operational reviews, typically conducted on a weekly basis. The Proxy Administrator monitors third party voting of proxies to ensure it is being done in a timely and responsible manner, including review of scheduled vendor reports. The Proxy Administrator in conjunction with the Proxy Committee reviews the continuing appropriateness of the WFAM Policies and Procedures set forth herein, and recommends revisions as necessary.

Third Party Proxy Voting Vendor. WFAM has retained a third-party proxy voting service, Institutional Shareholder Services Inc. (“ISS”), to assist in the implementation of certain proxy voting-related functions including: 1.) Providing research on proxy matters 2.) Providing technology to facilitate the sharing of research and discussions related to proxy votes 3.) Voting proxies in accordance with WFAM’s guidelines 4.) Handling administrative and reporting items 5.) Maintaining records of proxy statements received in connection with proxy votes and provide copies/analyses upon request. Except in instances where clients have retained voting authority, WFAM retains the responsibility for proxy voting decisions.

Proxy Committee and Sub-Committees. The WFAM Proxy Committee shall be responsible for overseeing the proxy voting process to ensure its implementation in conformance with the WFAM Policies and Procedures. The WFAM Proxy Committee shall coordinate with WFAM Risk and Compliance to monitor ISS, the proxy voting agent currently retained by WFAM, to determine that ISS is accurately applying the WFAM Policies and Procedures and operates as an independent proxy voting agent. WFAM’s ISS vendor oversight process includes an assessment of ISS’ Policy and Procedures (“P&P”), including conflict controls and monitoring, receipt and review of routine performance-related reporting by ISS to WFAM and periodic onsite due diligence meetings. Due diligence meetings typically include: meetings with key staff, P&P related presentations and discussions, technology-related demonstrations and assessments, and some sample testing, if appropriate. The WFAM Proxy Committee shall review the continuing appropriateness of the WFAM Policies and Procedures. The WFAM Proxy Committee may delegate certain powers and responsibilities to sub- committees consisting of a “Proxy Voting Sub-Committee” and a “Proxy Governance Sub-Committee.”

Proxy Voting Sub-Committee. Among other delegated matters, the Proxy Voting Sub-Committee, in accordance with the WFAM Policies and Procedures, reviews and votes on routine proxy proposals that it considers under the WFAM Policies and Procedures in a timely manner. If necessary, the Proxy Voting Sub- Committee escalates issues to the Proxy Governance Sub-Committee that are determined to be material by the Proxy Voting Sub-Committee or otherwise in accordance with the WFAM Policies and Procedures. The Proxy Voting Sub-Committee coordinates with WFAM Risk and Compliance to review the performance and independence of ISS in exercising its proxy voting responsibilities.

Proxy Governance Sub-Committee. The Proxy Governance Sub-Committee reviews and, in accordance with the WFAM Policies and Procedures, votes on issues that have been escalated from the Proxy Voting Sub- Committee. Members of the Proxy Governance Sub-Committee also oversee the implementation of WFAM Proxy Committee recommendations for the respective functional areas in WFAM that they represent.

Voting Procedures. Unless otherwise required by applicable law, proxies will be voted in accordance with the following steps and in the following order of consideration:

1.	First, any voting items related to WFAM “Top-of-House” voting principles (as described below under the heading “WFAM Proxy Voting Principles/Guidelines”) will generally be voted in accordance with a custom voting policy with ISS (“Custom Policy”) designed to implement the WFAM’s Top-of-House voting principles.

2.	Second, any voting items for meetings deemed of “high importance” (e.g., proxy contests, mergers and acquisitions, capitalization proposals and anti-takeover proposals) where ISS opposes management recommendations will be referred to the portfolio management teams for recommendation or the Proxy Voting Sub-Committee (or escalated to the Proxy Governance Sub- Committee) for case-by-case review and vote determination.

3.	Third, with respect to any voting items where ISS Sustainability Voting Guidelines provide a different recommendation than ISS Standard Voting Guidelines, the following steps are taken:
a. The WFAM Portfolio Risk Management and Analytics team (the “PRMA team”) evaluates the matter for materiality and any other relevant considerations.
b. If the PRMA team recommends further review, the voting item is then referred to the portfolio management teams for recommendation or the Proxy Voting Sub-Committee (or escalated to the Proxy Governance Sub-Committee) for case-by-case review and vote determination.
c. If the PRMA team does not recommend further review, the matter is voted in accordance with ISS Standard Voting Guidelines.

4.	Fourth, any remaining proposals are voted in accordance with ISS Standard Voting Guidelines.

Commitment to the Principles of Responsible Investment. As a signatory to the Principles for Responsible Investment, WFAM has integrated certain environmental, social, and governance factors into its investment processes, which includes the proxy process. As described under Voting Procedures above, WFAM considers ISS’s Sustainability Voting Guidelines as a point of reference in certain cases deemed to be material to a company’s long-term shareholder value.

Voting Discretion. In all cases, the WFAM Proxy Committee (and any sub-committee thereof) will exercise its voting discretion in accordance with the voting philosophy of the WFAM Policies and Procedures. In cases where a proxy item is forwarded by ISS to the WFAM Proxy Committee or a sub-committee thereof, the WFAM Proxy Committee or its sub-committee may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS or other independent sources; (ii) input from the investment sub-adviser responsible for purchasing the security; and (iii) information provided by company management and shareholder groups.

Portfolio Manager and Sub-Adviser Input. The WFAM Proxy Committee may consult with portfolio management teams and Fund sub-advisers on specific proxy voting issues, as it deems appropriate. In addition, portfolio management teams or Fund sub-advisers may proactively make recommendations to the WFAM Proxy Committee regarding any proxy voting issue. In this regard, the process takes into consideration expressed views of portfolio management teams and Fund sub-advisers given their deep knowledge of investee companies. For any proxy vote, portfolio management teams and Fund sub-advisers may make a case to vote against the ISS or WFAM Proxy Committee’s recommendation (which is described under Voting Procedures above). Any portfolio management team’s or Fund sub-adviser’s opinion will be documented in a brief write-up for consideration by the WFAM Proxy Committee who will determine, or escalate to the Proxy Governance Sub-Committee, the final voting decision.

Consistent Voting. Proxies will be voted consistently on the same matter when securities of an issuer are held by WFAM multiple client accounts without “split voting” across different accounts.

WFAM Top-of-House Proxy Voting Principles/Guidelines. The following reflects WFAM’s Top-of- House Voting Principles. WFAM has put in place a custom voting policy with ISS to implement these voting principles.

Boards of Directors. WFAM believes that Boards of Directors should have strong, independent leadership and should adopt structures and practices that enhance their effectiveness. WFAM believes it is the responsibility of the Board of Directors to create, enhance, and protect shareholder value. WFAM recognizes that the optimal board size and governance structure can vary by company size, industry, region of operations, and circumstances specific to the company.

■	WFAM generally votes for the election of Directors in uncontested elections. WFAM reserves the right to vote on a case-by-case basis when Directors fail to meet their duties as a board member, such as failing to act in the best economic interest of shareholders; failing to maintain independent audit, compensation, nominating committees; and failing to attend at least 75% of meetings, etc.

■	WFAM generally votes for an independent board that has a majority of outside directors who are not affiliated with the top executives and have minimal or no business dealings with the company to avoid potential conflicts of interests.

■	Generally speaking, WFAM believes Directors should sit on no more than 4 public boards at any given time. Directors serving on an excessive number of boards could result in time constraints and an inability to fulfill their duties.

■	WFAM generally supports adopting a declassified board structure for public operating and holding companies. WFAM reserves the right to vote on a case-by-case basis when companies have certain long-term business commitments.

■	WFAM generally supports annual election of directors of public operating and holding companies. WFAM reserves the right to vote on a case-by-case basis when companies have certain long-term business commitments.

Fund Voting Reporting Coordination. Voting decisions made by the WFAM Proxy Committee on behalf of the Funds will be reported to ISS to ensure that votes are registered in a timely manner and included in Form N-PX reporting.

Practical Limitations to Proxy Voting. While WFAM uses its reasonable best efforts to vote proxies, in certain circumstances, it may be impractical or impossible for WFAM to vote proxies (e.g., limited value or unjustifiable costs).

Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, as it relates to portfolio holdings of the Funds, if the WFAM Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (e.g., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

Share Blocking. Proxy voting in certain countries requires ‘share blocking’. Shareholders wishing to vote their proxies must deposit their shares with a designated depositary before the date of the meeting. Consequently, the shares may not be sold in the period preceding the proxy vote. Absent compelling reasons, WFAM believes that the benefit derived from voting these shares is outweighed by the burden of limited trading. Therefore, if share blocking is required in certain markets, WFAM will not participate and refrain from voting proxies for those clients impacted by share blocking.

Conflicts of Interest. WFAM may have a conflict of interest regarding a proxy to be voted upon if, for example, WFAM or its affiliates have other relationships with the issuer of the proxy. In most instances, conflicts of interest are avoided through a strict and objective application of the voting guidelines. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by the Proxy Committee or that, in the determination of the WFAM Proxy Committee, otherwise warrants the taking of additional steps to mitigate the conflict, the WFAM Proxy Committee or the Proxy Administrator shall address the material conflict by using any of the following methods:

1.	Instructing ISS to vote in accordance with the recommendation ISS makes to its clients;

2.	With respect to any matters involving a portfolio holding of the Funds, disclosing the conflict to the Board of the Funds and obtaining its consent before voting with respect to shares held by the Funds;

3.	With respect to any matters involving a portfolio holding of the Funds, submitting the matter to the Board of the Funds to exercise its authority to vote on such matter with respect to shares held by the Funds;

4.	Engaging an independent fiduciary who will direct the WFAM Proxy Committee how to vote on such matter following consultation with the Board of the Funds if the conflict pertains to a matter involving a portfolio holding of the Funds;

5.	Consulting with outside legal counsel for guidance on resolution of the conflict of interest;

6.	Erecting information barriers around the person or persons making voting decisions following consultation with the Board of the Funds if the conflict pertains to a matter involving a portfolio holding of the Funds;

7.	Voting in proportion to other shareholders (“mirror voting”) following consultation with the Board of the Funds if the conflict pertains to a matter involving a portfolio holding of the Funds; or

8.	Voting in other ways that are consistent with WFAM’s obligation to vote in the best interests of its shareholders.

The WFAM Proxy Committee will not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of WFAM (such as a sub-adviser or principal underwriter) or any affiliated persons of such affiliated persons and the WFAM Proxy Committee will vote all such matters without regard to the conflict.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds’ website at wellsfargofunds.com or by accessing the SEC’s website at sec.gov.

January 2, 2019